UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Para Advisors, Inc.
Address:   520 Madison Avenue
           New York, New York 10022

Form 13F File Number:  028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Ron Ray
Title:     Chief Financial Officer
Phone:     212-355-6688

Signature, Place, and Date of Signing:


/s/ Ron Ray                           New York, New York       November 14, 2005
---------------------------           ------------------       -----------------
[Signature]                           [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                        -----------
Form 13F Information Table Entry Total:                          58
                                                        -----------
Form 13F Information Table Value Total:                    $517,511
                                                        -----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           NONE

                                                            FORM 13F
                                                       Para Advisors, Inc.
                                                Quarter Ended September 30, 2005


                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                     TITLE OF                  VALUE        SHARES/   SH/    PUT/   INVSTMT   OTHER
NAME OF ISSUER       CLASS       CUSIP        (X$1000)      PRN AMT   PRN    CALL   DSCRETN   MANAGERS   SOLE     SHARED    NONE
--------------       --------    -----        --------     ---------  ----   ----   --------  --------   ----     ------    ----
--------------------------------------------------------------------------------------------------------------------------------

SCHULMAN A INC         COM      808194104    $ 1,768        98,500     SH             Sole               98,500
---------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
DEVICES INC            COM      007903107    $ 5,534       219,600     SH             Sole              219,600
---------------------------------------------------------------------------------------------------------------------------------
AETHER HLDGS INC       COM      00809C106    $ 1,717       503,400     SH             Sole              503,400
---------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP           COM      02209S103    $29,882       405,400     SH             Sole              405,400
---------------------------------------------------------------------------------------------------------------------------------
AMERADA HESS CORP      COM      023551104    $15,648       113,800     SH             Sole              113,800
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS
INC DEL                COM      029712106    $ 5,735       123,200     SH             Sole              123,200
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP    CL A     029912201    $ 3,690       147,900     SH             Sole              147,900
---------------------------------------------------------------------------------------------------------------------------------
AMERITRADE HOLDING
CORP NEW               COM      03074K100    $15,857       738,200     SH             Sole              738,200
---------------------------------------------------------------------------------------------------------------------------------
AQUILA INC             COM      03840P102    $ 9,843     2,485,500     SH             Sole            2,485,500
---------------------------------------------------------------------------------------------------------------------------------
ARCHIPELAGO HLDGS INC  COM      03957A104    $15,761       395,500     SH             Sole              395,500
---------------------------------------------------------------------------------------------------------------------------------
BORLAND SOFTWARE CORP  COM      099849101    $ 4,220       725,000     SH             Sole              725,000
---------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP          CL A     111320107    $ 2,890        61,600     SH             Sole               61,600
---------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP           COM      132011107    $ 5,620       296,400     SH             Sole              296,400
---------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC      COM      125269100    $14,280       964,200     SH             Sole              964,200
---------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW       COM      166764100    $12,758       197,100     SH             Sole              197,100
---------------------------------------------------------------------------------------------------------------------------------
DELPHI CORP            COM      247126105    $   678       245,800     SH             Sole              245,800
---------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE
DRILLING IN            COM      25271C102    $ 3,063        50,000     SH             Sole               50,000
---------------------------------------------------------------------------------------------------------------------------------
DOW JONES & CO INC     COM      260561105    $ 3,766        98,600     SH             Sole               98,600
---------------------------------------------------------------------------------------------------------------------------------
E PIPHANY INC          COM      26881V100    $   668       313,555     SH             Sole              313,555
---------------------------------------------------------------------------------------------------------------------------------
EATON CORP             COM      278058102    $14,127       222,300     SH             Sole              222,300
---------------------------------------------------------------------------------------------------------------------------------
ENTERASYS NETWORKS
 INC                   COM      293637104    $   850       634,700     SH             Sole              634,700
---------------------------------------------------------------------------------------------------------------------------------
EYETECH PHARMACEUTICALS
 INC                   COM      302297106    $ 1,769        98,500     SH             Sole               98,500
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL FINL
 INC                   COM      316326107    $30,781       691,400     SH             Sole              691,400
---------------------------------------------------------------------------------------------------------------------------------
FREESCALE
SEMICONDUCTOR INC      COM      35687M107    $45,998     1,964,900     SH             Sole            1,964,900
---------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC      COM      37247D106    $16,658       516,700     SH             Sole              516,700
---------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO            COM      375766102    $ 5,680        97,600     SH             Sole               97,600
---------------------------------------------------------------------------------------------------------------------------------
GLENAYRE TECHNOLOGIES
 INC                   COM      377899109    $ 1,174       326,900     SH             Sole              326,900
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP
 INC                   COM      38141G104    $ 9,568        78,700     SH             Sole               78,700
---------------------------------------------------------------------------------------------------------------------------------
                       SPONS
GROUPE DANONE          ADR      399449107    $ 2,389       109,600     SH             Sole              109,600
---------------------------------------------------------------------------------------------------------------------------------
GTECH HLDGS CORP       COM      400518106    $ 8,691       271,100     SH             Sole              271,100
---------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION    COM      401698105    $ 6,799        98,700     SH             Sole               98,700
---------------------------------------------------------------------------------------------------------------------------------
HARVARD BIOSCIENCE
 INC                   COM      416906105    $   352       115,400     SH             Sole              115,400
---------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC            COM      441060100    $32,346       789,500     SH             Sole              789,500
---------------------------------------------------------------------------------------------------------------------------------
IVAX CORP              COM      465823102    $11,638       441,500     SH             Sole              441,500
---------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA          COM
 CORP NEW              SER A    530718105    $ 5,965       741,000     SH             Sole              741,000
---------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP             COM      540424108    $11,385       123,200     SH             Sole              123,200
---------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP     COM      576206106    $12,579       246,300     SH             Sole              246,300
---------------------------------------------------------------------------------------------------------------------------------
METLIFE INC            COM      59156R108    $20,924       419,900     SH             Sole              419,900
---------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP         COM      594918104    $12,672       492,500     SH             Sole              492,500
---------------------------------------------------------------------------------------------------------------------------------
NOVELL INC             COM      670006105    $ 2,597       348,600     SH             Sole              348,600
---------------------------------------------------------------------------------------------------------------------------------
                       COM
NRG ENERGY INC         NEW      629377508    $12,507       293,600     SH             Sole              293,600
---------------------------------------------------------------------------------------------------------------------------------
NTL INC                COM      62940M104    $16,533       247,500     SH             Sole              247,500
---------------------------------------------------------------------------------------------------------------------------------
OLD REP INTL CORP      COM      680223104    $ 9,230       346,100     SH             Sole              346,100
---------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC        COM      714046109    $ 8,034       394,400     SH             Sole              394,400
---------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP      COM      717265102    $ 8,978        69,100     SH             Sole               69,100
---------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO      SPONS
 RIO DOCE              ADR      204412209    $ 6,478       147,700     SH             Sole              147,700
---------------------------------------------------------------------------------------------------------------------------------
S1 CORPORTATION        COM      78463B101    $ 1,542       394,400     SH             Sole              394,400
---------------------------------------------------------------------------------------------------------------------------------
SAVIENT
 PHARMACEUTICALS INC   COM      80517Q100    $ 5,507     1,460,700     SH             Sole            1,460,700
---------------------------------------------------------------------------------------------------------------------------------
SEARS HLDNGS CORP      COM      812350106    $ 4,280        34,400     SH             Sole               34,400
---------------------------------------------------------------------------------------------------------------------------------
                       COM
SPRINT NEXTEL CORP     FON      852061100    $ 5,850       246,000     SH             Sole              246,000
---------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NETWORKS
 INC                   COM      871206108    $ 2,296       609,000     SH             Sole              609,000
---------------------------------------------------------------------------------------------------------------------------------
THE STREET COM INC     COM      88368Q103    $   743       177,700     SH             Sole              177,700
---------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC        COM      887317105    $11,587       639,800     SH             Sole              639,800
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL AMERN
 FINL CORP             COM      913377107    $ 4,478       196,900     SH             Sole              196,900
---------------------------------------------------------------------------------------------------------------------------------
VIACOM INC             CL B     925524308    $ 4,899       148,400     SH             Sole              148,400
---------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC         COM      94768C108    $ 3,821       540,500     SH             Sole              540,500
---------------------------------------------------------------------------------------------------------------------------------
ZOLL MED CORP          COM      989922109    $ 2,428        92,500     SH             Sole               92,500
---------------------------------------------------------------------------------------------------------------------------------



REPORT SUMMARY           58  DATA RECORDS    $ 517,511



                                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED